Property and Equipment - Summary of Reconciliation of Changes in Property and Equipment (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	R$ 3,325,535
Balance, end of period	3,289,219
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	71,591
Balance, end of period	93,285
Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	45,722
Balance, end of period	49,243
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	297
Balance, end of period	2,207
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	8,473
Balance, end of period	5,029
Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	647,963
Balance, end of period	1,039,473
Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	2,356,880
Balance, end of period	1,906,036
Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	148,903
Balance, end of period	112,923
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	45,706
Balance, end of period	81,023
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	4,122,417
Acquisitions	855,496
Disposals/ Write-offs	(723,773)
Balance, end of period	4,254,140
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	117,903
Acquisitions	32,429
Transfers	(4,017)
Balance, end of period	146,315
Cost [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	112,800
Acquisitions	18,677
Disposals/ Write-offs	(834)
Transfers	12
Balance, end of period	130,655
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,085
Acquisitions	2,153
Balance, end of period	3,238
Cost [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	17,190
Acquisitions	1,613
Disposals/ Write-offs	(9)
Transfers	3
Balance, end of period	18,797
Cost [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	908,659
Acquisitions	397,772
Disposals/ Write-offs	(48,922)
Transfers	120,843
Balance, end of period	1,378,352
Cost [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	2,770,171
Acquisitions	182,246
Disposals/ Write-offs	(606,016)
Transfers	36,436
Balance, end of period	2,382,837
Cost [member] | Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	148,903
Acquisitions	27,199
Disposals/ Write-offs	(63,179)
Balance, end of period	112,923
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	45,706
Acquisitions	193,407
Disposals/ Write-offs	(4,813)
Transfers	(153,277)
Balance, end of period	81,023
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(796,882)
Depreciation for the period	(280,271)
Disposals/ Write-offs	112,232
Balance, end of period	(964,921)
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(46,312)
Depreciation for the period	(6,718)
Balance, end of period	(53,030)
Accumulated depreciation [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(67,078)
Depreciation for the period	(14,781)
Disposals/ Write-offs	447
Balance, end of period	(81,412)
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(788)
Depreciation for the period	(243)
Balance, end of period	(1,031)
Accumulated depreciation [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(8,717)
Depreciation for the period	(5,056)
Disposals/ Write-offs	5
Balance, end of period	(13,768)
Accumulated depreciation [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(260,696)
Depreciation for the period	(88,331)
Disposals/ Write-offs	10,148
Balance, end of period	(338,879)
Accumulated depreciation [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(413,291)
Depreciation for the period	(165,142)
Disposals/ Write-offs	101,632
Balance, end of period	R$ (476,801)